Consolidated and Combined Carve-Out Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 75.0	$ 56.9	$ 70.0
Other comprehensive income:
Postretirement benefit plan adjustment, net of tax	0.6	(0.1)	0.5
Exchange rate translation difference, net of tax	(17.5)	(19.7)	13.3
Effective portion cash-flow hedge, net of tax	0.0	5.3	4.6
Total other comprehensive (loss)/income	(16.9)	(14.5)	18.4
Total comprehensive income	58.1	42.4	88.4
Comprehensive income attributable to:
Parent’s equity	0.0	31.3	81.5
Non-controlling interest	40.4	9.1	6.9
VTTI Energy Partners LP owners	17.7	2.0	0.0
Total comprehensive income	$ 58.1	$ 42.4	$ 88.4